Subsequent Events (Details) - Detail 2 - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Feb. 23, 2024
Subsequent Events (Details) - Detail 2 [Line Items]
Sale price (in Dollars per share)	$ 10.2
Exceed shares of purchase price	10,000
Percentage purchase price	90.00%
Percentage of common stock outstanding	4.99%
Average daily value traded of the common stock	60.00%
Advance Notice (in Dollars)	$ 20.0
Subsequent Event [Member]
Subsequent Events (Details) - Detail 2 [Line Items]
Purchase agreement (in Dollars)		$ 25.0
Common Stock [Member]
Subsequent Events (Details) - Detail 2 [Line Items]
Sale price (in Dollars per share)	$ 1
Common Stock [Member]
Subsequent Events (Details) - Detail 2 [Line Items]
Percentage purchase price	90.00%
Percentage of common stock outstanding	19.99%
Average daily value traded of the common stock	30.00%
Advance Notice (in Dollars)	$ 15.0
Volume Weighted Average Price Purchase Date [Member]
Subsequent Events (Details) - Detail 2 [Line Items]
Sale price (in Dollars per share)	$ 1
Percentage purchase price	90.00%
Additional Volume Weighted Average Price Purchase [Member]
Subsequent Events (Details) - Detail 2 [Line Items]
Percentage purchase price	90.00%